Commitments and contingencies - Summary of Outstanding Commitments for Remaining Installment Payments (Detail) $ in Millions	Dec. 31, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2024	$ 2,661.0
2025	11.9
2026	142.4
2027	271.8
Total	$ 3,087.1